EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2020 was $5.54 (2019 – $4.54), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2020	2019[1]
Weighted-average share price	US$	45.21	34.08
Average term to exercise	Years	7.5	8.5
Share price volatility[2]	%	17.0	17.3
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.5	1.8
Risk-free rate	%	1.4	2.1
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.

Disclosure of components of common equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2020	2019
Common shares	$7,368	$7,305
Contributed surplus	285	286
Retained earnings	15,178	16,026
Ownership changes	2,691	1,010
Accumulated other comprehensive income	6,171	6,241
Common equity	$31,693	$30,868

Schedule of equity
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2020	2019
Preferred equity	(a)	$4,145	$4,145
Non-controlling interests	(b)	86,804	81,833
Common equity	(c)	31,693	30,868
		$122,642	$116,846
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2020	2019	2020	2019
Perpetual preferred shares
Floating rate	1.76%	2.91%	$531	$531
Fixed rate	4.82%	4.82%	739	739
	3.54%	4.02%	1,270	1,270
Fixed rate-reset preferred shares	4.07%	4.28%	2,875	2,875
	3.91%	4.20%	$4,145	$4,145
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2020	2019	2020	2019
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,457,685	10,457,685	$169	$169
Series 4	70% P/8.5%	2,795,910	2,795,910	45	45
Series 8	Variable up to P	2,476,185	2,476,185	42	42
Series 13	70% P	9,290,096	9,290,096	195	195
Series 15	B.A. + 40 b.p.	2,000,000	2,000,000	42	42
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,866,749	7,866,749	178	178
Series 25	3-Month T-Bill + 230 b.p.	1,529,133	1,529,133	38	38
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
				1,270	1,270
Rate-reset preferred shares[2]
Series 9	2.75%	1,515,981	1,515,981	21	21
Series 24	3.01%	9,278,894	9,278,894	227	227
Series 26	3.47%	9,770,928	9,770,928	240	240
Series 28	2.73%	9,233,927	9,233,927	232	232
Series 30	4.69%	9,787,090	9,787,090	241	241
Series 32	5.06%	11,750,299	11,750,299	297	297
Series 34[3]	4.44%	9,876,735	9,876,735	253	253
Series 38[4]	3.57%	7,906,132	7,906,132	179	179
Series 40[5]	4.03%	11,841,025	11,841,025	271	271
Series 42[6]	3.25%	11,887,500	11,887,500	266	266
Series 44	5.00%	9,831,929	9,831,929	187	187
Series 46	4.80%	11,740,797	11,740,797	217	217
Series 48	4.75%	11,885,972	11,885,972	244	244
				2,875	2,875
Total				$4,145	$4,145
1.Rate determined quarterly.
2.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
3.Dividend rate reset commenced March 31, 2019.
4.Dividend rate reset commenced March 31, 2020.
5.Dividend rate reset commenced September 30, 2019.
6.Dividend rate reset commenced June 30, 2020.
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2020	2019
Common equity	$80,915	$76,557
Preferred equity	5,889	5,276
Total	$86,804	$81,833
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2020	2019[1]
Class A shares[2]	1,510,635,291	1,509,208,521
Class B shares	85,120	85,120
Shares outstanding[2]	1,510,720,411	1,509,293,641
Unexercised options and other share-based plans[3]	62,975,947	70,018,161
Total diluted shares	1,573,696,358	1,579,311,802
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Net of 64,197,815 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2020 (December 31, 2019 – 63,417,346).
3.Includes management share option plan and escrowed stock plan Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2020[1]	2019[1]
Outstanding, beginning of year[2]	1,509,293,641	1,432,714,261
Issued (repurchased)
Issuances	—	79,136,155
Repurchases	(8,932,576)	(10,782,801)
Long-term share ownership plans[3]	10,137,294	8,019,626
Dividend reinvestment plan and others	222,052	206,400
Outstanding, end of year[4]	1,510,720,411	1,509,293,641
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Net of 63,417,346 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2019 (December 31, 2018 – 56,307,796).
3.Includes management share option plan and restricted stock plan.
4.Net of 64,197,815 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2020 (December 31, 2019 – 63,417,346).
Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Net (loss) income attributable to shareholders	$(134)	$2,807
Preferred share dividends	(141)	(152)
Dilutive effect of conversion of subsidiary preferred shares	93	(74)
Net (loss) income available to shareholders	$(182)	$2,581

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019[1]
Weighted average – Class A and Class B shares	1,511.4	1,452.9
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	—	35.5
Class A and Class B shares and share equivalents	1,511.4	1,488.4
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.

Schedule of expense recognized for share-based compensation
The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Expense arising from equity-settled share-based payment transactions	$89	$81
Expense arising from cash-settled share-based payment transactions	104	506
Total expense arising from share-based payment transactions	193	587
Effect of hedging program	(99)	(500)
Total expense included in consolidated income	$94	$87

Schedule of number and weighted average exercise prices of share options
The changes in the number of options during 2020 and 2019 were as follows:

	TSX			NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding as at January 1, 2020	—	C$	—	50,703	US$	22.69
Granted	—		—	3,341		45.21
Exercised	—		—	(6,382)		16.50
Cancelled	—		—	(295)		27.80
Outstanding as at December 31, 2020	—	C$	—	47,367	US$	25.08
1.Options to acquire TSX listed Class A shares.
2.Options to acquire NYSE listed Class A shares.

	TSX			NYSE
	Number of Options (000’s)[2]	Weighted- Average Exercise Price		Number of Options (000’s)[3]	Weighted- Average Exercise Price
Outstanding as at January 1, 2019[1]	1,185	C$	7.84	55,113	US$	19.68
Granted[1]	—		—	7,616		30.42
Exercised[1]	(1,185)		7.84	(11,747)		13.50
Cancelled[1]	—		—	(279)		26.68
Outstanding as at December 31, 2019[1]	—	C$	—	50,703	US$	22.69
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Options to acquire TSX listed Class A shares.
3.Options to acquire NYSE listed Class A shares.
The weighted-average fair value of options granted for the year ended December 31, 2020 was $5.54 (2019 – $3.92), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2020	2019[1]
Weighted-average share price	US$	45.21	30.42
Average term to exercise	Years	7.5	7.5
Share price volatility[2]	%	17.0	16.9
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.5	2.0
Risk-free rate	%	1.4	2.5
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
2.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
At December 31, 2020, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$10.30 – US$15.35	1.0 years	2,254	—	2,254
US$15.58 – US$20.39	3.8 years	11,860	1,131	12,991
US$22.50 – US$26.93	5.9 years	14,280	7,010	21,290
US$29.48 – US$38.64	8.2 years	1,833	5,672	7,505
US$45.21	9.2 years	—	3,327	3,327
		30,227	17,140	47,367

At December 31, 2019, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)[1]
Exercise Price[1]	Weighted-Average Remaining Life	Vested	Unvested	Total
US$10.30 – US$15.35	1.6 years	5,619	—	5,619
US$15.58 – US$20.39	4.7 years	12,523	2,313	14,836
US$22.50 – US$26.93	6.8 years	11,371	11,271	22,642
US$29.48 – US$38.64	9.2 years	613	6,993	7,606
		30,126	20,577	50,703
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.
The change in the number of ES shares during 2020 and 2019 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2020	54,791	$25.82
Granted	3,841	45.21
Exercised	(11,613)	19.66
Cancelled	(303)	35.85
Outstanding at December 31, 2020	46,716	$28.88

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2019[1]	40,655	$22.18
Granted[1]	15,975	34.08
Exercised[1]	(1,613)	15.77
Cancelled[1]	(226)	$26.32
Outstanding at December 31, 2019[1]	54,791	25.82
1.Adjusted to reflect the three-for-two stock split effective on April 1, 2020.